SEGMENT INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 316,185,694	$ 292,721,361	$ 566,291,755
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,997,078	65,979,111	57,314,051
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,747,266	45,429,510	170,680,970
Spain [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,558,828	656,723	4,432,090
Belgium [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,319,670	1,953,916	46,114,145
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	48,504,587	19,758,758	58,439,157
Czech Republic and Slovakia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,806,237	5,699,269	28,259,894
Bulgaria [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,886,258	22,300,958
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,055,612	11,844,591
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	36,316,562	34,582,052	42,375,518
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	149,192,098	208,204,888	407,615,825
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	97,038,992	29,148,928	38,086,463
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	26,943,051	867,177	49,415,452
South Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		14,244	7,234
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,783,075	39,605,278	32,599,218
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,837,797	1,932,147	3,991,732
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	31,313,082
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,077,599	$ 12,948,699	$ 34,575,831